Note Payable (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes Payable at beginning	$ 5,923,590
Debt discount at beginning	(47,671)
Amortization of debt discounts	4,197,550	$ 6,821,453
Debt discount at end	0	(47,671)
Notes Payable, at end	2,741,737	5,923,590
Notes Payable [Member]
Notes Payable at beginning	5,923,590	2,699,256
Issued for cash	458,639	3,071,261
Original issue discount		300,000
Repayment of note payable		(99,256)
Accrued interest and penalties added to notes payable	440,983
Notes payable converted to convertible notes	(3,980,883)
Debt discount related to new convertible notes	47,671	(300,000)
Amortization of debt discounts		252,329
Notes Payable, at end	2,890,000	5,923,590
Notes Payable [Member] | Principal [Member]
Notes Payable at beginning	5,971,261	2,699,256
Issued for cash	458,639	3,071,261
Original issue discount		300,000
Repayment of note payable		(99,256)
Accrued interest and penalties added to notes payable	440,983
Notes payable converted to convertible notes	(3,980,883)
Debt discount related to new convertible notes
Amortization of debt discounts
Notes Payable, at end	2,890,000	5,971,261
Notes Payable [Member] | Debt Discount [Member]
Debt discount at beginning	(47,671)
Issued for cash
Original issue discount
Repayment of note payable
Accrued interest and penalties added to notes payable
Notes payable converted to convertible notes
Debt discount related to new convertible notes	47,671	(300,000)
Amortization of debt discounts		252,329
Debt discount at end		$ (47,671)